Share Capital (Details Narrative)			12 Months Ended
	Jun. 13, 2025	Jan. 15, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	May 06, 2025 CAD ($) shares	Jan. 05, 2024 CAD ($) shares	Dec. 31, 2023 shares	Sep. 16, 2022 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			554,798	328,412		200,000
Number of shares issued | $			$ 15,000,000
Number of shares issued fair value | $						$ 1,050,000
Warrants exercised | shares			554,798	328,413
Fair value of the warrant | $			$ 338,854	$ 234,961
Weighted average exercise price | $ / shares			$ 9.67	$ 8.25
Weighted average warrnats life ( years)			1 year 9 months 7 days	2 years 1 month 28 days
Stock options percentage	10.00%
Restricted share units percentage	5.00%
Weighted average remaining life ( years)			3 years 10 days	2 years 10 months 6 days
Number of stock options granted | shares			560,572
Number of RSUs, Outstanding | shares			769,401
Share-based compensation expense | $			$ 14,840
Share-based compensation expense | $			3,297,085
Deficit | $			(103,354,362)	(84,544,667)
Stock option reserve [member]
IfrsStatementLineItems [Line Items]
Deficit | $			$ 912,566	452,384
Directors officers and consultants [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares			560,572
Number of stock options exercisable | shares			6.90
Fair value options | $			$ 3,282,245
Risk-free interest rate			2.96%
Expected life			5 years
Expected volatility			119.02%
Dividend yield
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares								1,666,667
Number of shares issued | $			$ 3,809,385	$ 2,026,937
Warrants exercised | shares				328,412
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $			$ 10,128
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares			$ 4.125	$ 4.125
Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares			$ 7.50	$ 7.50
Gold Eagle Mining Inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					169,726
Number of shares issued fair value | $					$ 763,768
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			15,942,823	13,789,728
Number of shares issued | shares			1,428,571
Private placements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1,428,571
Share per share | $ / shares		$ 10.50
Number of shares issued | $		$ 15,000,000